[Logo:    Henderson
          Global Investors

Logo:     An AMP Company]

                                                          HENDERSON GLOBAL FUNDS

worldwide growth fund
                                                                   annual report
                                                                   July 31, 2002


[Circular photos: Postage stamps
                  Stock table
                  Clocks set for different time zones]

HENDERSON GLOBAL FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    1

WORLDWIDE GROWTH FUND
Commentary ................................................................    2
Performance Summary .......................................................    3

PORTFOLIO OF INVESTMENTS ..................................................    4

STATEMENT OF ASSETS AND LIABILITIES .......................................    6

STATEMENT OF OPERATIONS ...................................................    7

STATEMENT OF CHANGES IN NET ASSETS ........................................    8

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY .............................    9

FINANCIAL HIGHLIGHTS ......................................................   10

NOTES TO FINANCIAL STATEMENTS .............................................   11

REPORT OF INDEPENDENT AUDITORS ............................................   14

TRUSTEES AND OFFICERS .....................................................   15

HENDERSON GLOBAL FUNDS

                                                      LETTER TO THE SHAREHOLDERS

Dear Shareholder,

On behalf of Henderson Global Funds, thank you for joining our new and growing family of shareholders. Our Funds were launched on August 31, 2001, and in their first year of operation have navigated through particularly volatile market conditions driven in large part by the first synchronized global recession in a generation, the tragic events of September 11, and more recently, the accounting irregularities of some well-known US companies. Combined, these factors have challenged investors' appetites for equities.

Our lead portfolio managers are experienced in terms of weathering historic bull and bear markets and are supported by a global network of over 300 investment professionals. Our investment team is relentlessly focused on unearthing stocks with the potential to deliver strong absolute returns, regardless of the growth/value bias of the security. We believe our job is not to wed ourselves to any one investment style but rather to seek capital appreciation by picking the best possible stocks. We are confident that our investment process and people, coupled with our ability to identify exciting investment opportunities around the world, will benefit the Funds over the coming years.

As we discussed in the Funds' semi-annual report, it is never easy to gauge financial market movements. The global economy continues to climb out of a recession and we believe that equity markets are still well positioned to regain their historical position as the more attractive asset class for many investors. We continue to believe the recent downturn in the global economic cycle has had the effect of masking significant investment opportunities in the international equity market. History indicates that the `90's bull market in the US was fuelled in large part by the massive inflows into 401(k)'s and significant corporate productivity improvements. We consider Europe and Asia's current socio-economic environments to be, in many ways, similar to the US in the late `80's. Many international economies are striving to improve corporate productivity as well as address the pension needs of an aging and under-funded populace, thereby creating shareholder value. A meaningful allocation to international equity markets is, in our view, warranted in order to capitalize on this anticipated opportunity.

At the end of the day, however, we recognize that our economic crystal ball is no better than anyone else's and the focal point is and will continue to be selecting stocks which help you build your financial wealth. We believe our large global investment team located in 15 offices around the world is well placed to identify local stocks -- whether large, small, growth or value -- that seek to achieve each Fund's investment objective of long-term capital appreciation.

We again thank you for joining Henderson Global Funds and we look forward to serving your financial needs in the years to come.

/s/ Sean Dranfield

Sean Dranfield
President, Henderson Global Funds

HENDERSON GLOBAL FUNDS

                                                                      COMMENTARY

WORLDWIDE GROWTH FUND

Since the launch of the Fund on August 31, 2001, global stock markets have experienced one of their most volatile periods in recent history. Markets were buffeted by the events of September 11, concerns over accounting practices and corporate governance, high profile bankruptcies, crises in South America and weaker-than-expected economic growth. The combination drove global markets in aggregate to their lowest level in 6 years. Over the 11-month period from inception to July 31, 2002, the Fund (class A shares at NAV) returned -22.10% versus the MSCI World Index return of -18.31%, with the difference explained by several factors. Most importantly, our growth bias hampered performance as valuations for growth stocks continued to compress substantially.



  Worldwide Growth Fund
  Top 10 Equity Holdings  -  as of
  July 31, 2002
                            As a Percentage
  Security                    of Net Assets
-------------------------------------------
  PepsiCo                           3.3%
  Trigon Healthcare                 3.1
  Baxter International              3.1
  Constellation Brands              3.0
  Kookmin Bank                      2.9
  Vodafone                          2.8
  Daiwa Securities                  2.8
  Wyeth                             2.7
  British Sky Broadcasting          2.6
  Colgate-Palmolive                 2.6



We focused primarily on three sectors: technology, healthcare and consumer cyclicals; each faced a headwind during the last year. We had hoped that an improving economic climate would raise prospects for earnings growth and loosen corporate budgets, but concerns about the veracity of stated earnings dampened optimism about profit growth. As a result, technology companies suffered from a slump in demand. In such a difficult economic environment, healthcare stocks historically provide defensive qualities, but during this cycle, worries about patent expiry on many blockbuster drugs led to sharp falls for most pharmaceutical stocks. Finally, with low interest rates, consumption was expected to be resilient. However, with rising unemployment and reduced bonuses, the outlook for discretionary consumer spending deteriorated and many consumer cyclical stocks also declined in value.

During the period under review, our major shifts included a sectoral move away from technology and towards healthcare, together with a regional move away from the US towards Asia. In the quarter ended June 30th, we began to switch investments in technology related stocks to more attractively valued pharmaceutical stocks due to their relatively higher quality of earnings and defensive characteristics. The pharmaceutical stocks had come under pressure throughout the previous year as patent expiry risks, generic competition concerns, weakening drug pipelines and an increasingly stringent FDA undermined their future growth expectations, leaving them attractively valued. On a regional basis we reduced our exposure to the US and raised our exposure to Japan and Korea during the early part of the year. Signs of a nascent economic recovery, together with attractive valuations, led us to increase our investments in Japan. In Korea, the strength of the domestic economy and prospects for rising exports made us more optimistic. Both of these markets fared relatively well.

Looking ahead, we still expect the global economy to continue its recovery, though consensus sentiment may swing between optimism and pessimism. We believe that low interest rates and reflationary policies will allow consumption to grow; this should feed through to investment spending, and ultimately, to a rise in final demand and corporate profits. Recent market declines, combined with falling bond yields, have left equity markets more attractively valued against bonds. While we recognize the risk of the world economy returning to a period of much slower growth, we believe that this is less likely and therefore remain optimistic about overall markets.

HENDERSON GLOBAL FUNDS

                                                             PERFORMANCE SUMMARY

WORLDWIDE GROWTH FUND

[PIE CHART:]
PORTFOLIO COMPOSITION BY COUNTRY
(AS A % OF TOTAL EQUITY INVESTMENTS)
U.S.                            47%
U.K.                            20
KOREA                            9
JAPAN                            9
NORWAY                           4
GERMANY                          3
OTHER                            8


[PIE CHART:]
PORTFOLIO COMPOSITION BY SECTOR
(AS A % OF TOTAL EQUITY INVESTMENTS)
CONSUMER DISCRETIONARY          26%
HEALTHCARE                      21
INFORMATION TECHNOLOGY          18
FINANCIALS                      12
INDUSTRIALS                     10
CONSUMER STAPLES                 9
OTHER                            4


[LINE CHART:]
INVESTMENT COMPARISON
Value of $10,000

Worldwide Growth Fund Class A w/out sales charge - $7,790
Worldwide Growth Fund Class A w/sales charge - $7,342
MSCI World Index - $8,169


               Worldwide Growth           Worldwide Growth
               Fund Class A               Fund Class A              MSCI World
               w/out sales charge         w/sales charge            Index
08/31/01       10000                      9425                      10000
09/30/01       8970                       8454                      9108
10/31/01       9180                       8652                      9276
11/30/01       10000                      9425                      9815
12/31/01       10040                      9462                      9869
01/31/02       9709                       9151                      9564
02/28/02       9279                       8746                      9468
03/31/02       9769                       9207                      9888
04/30/02       9449                       8905                      9521
05/31/02       9449                       8905                      9518
06/30/02       8539                       8048                      8928
07/31/02       7790                       7342                      8169


CUMULATIVE TOTAL RETURNS AS OF JULY 31, 2002
                                                                          SINCE
                                                                      INCEPTION
AT NAV                              CLASS      1 MONTH    3 MONTHS     (8/31/01)
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class A    -8.78%      -17.57%      -22.10%
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class B    -8.83%      -17.66%      -22.60%
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class C    -8.83%      -17.66%      -22.60%
-------------------------------------------------------------------------------
WITH SALES LOAD
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class A    -14.03%     -22.31%      -26.58%
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class B    -13.83%     -22.66%      -27.60%
-------------------------------------------------------------------------------
Henderson Worldwide Growth Fund     Class C    -10.75%     -19.48%      -24.37%
-------------------------------------------------------------------------------
INDEX
-------------------------------------------------------------------------------
MSCI World Index                               -8.51%      -14.22%      -18.31%
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NEITHER PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Fund's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results are historical and assume the reinvestment of dividends and capital gains. For more current performance, please call 1.866.443.6337 or visit the Fund's website at www.hendersonglobalfunds.com.

Performance results with sales charges reflect the deduction of the maximum front-end sales charge and/or the deduction of the applicable contingent deferred sales charge. Class A shares are subject to a maximum front-end sales charge of 5.75%. Class B shares are subject to a contingent deferred sales charge, which declines from 5% the first year to 0% at the beginning of the seventh year. Class C shares are subject to a maximum front-end sales charge of 1.00% and a contingent deferred sales charge of 1.00%, which declines to 0% after 18 months. Net Asset Value (NAV) is the value of one share of the Fund excluding any sales charges.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund's inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI World Index currently consists of 23 developed market countries. This index aims to capture 60% of the total market capitalization of each country by industry. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency and exchange rates. In addition, the Fund may invest in a limited geographic area or in a small number of issuers. As such, investing in the Fund may involve greater risk and volatility than investing in a more diversified fund. The views in this report were those of the Fund manager as of July 31, 2002, and may not reflect the views of the manager on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

WORLDWIDE GROWTH FUND
JULY 31, 2002

  SHARES                                                                   VALUE

COMMON STOCKS - 96.70%

                 DENMARK - 1.77%
      80         ISS A/S * ....................................         $  3,450
                                                                        --------
                 FINLAND - 2.55%
     400         Nokia Oyj ....................................            4,976
                                                                        --------
                 GERMANY - 3.25%
     220         Infineon Technologies AG .....................            3,146
      60         Schering AG ..................................            3,186
                                                                        --------
                                                                           6,332
                                                                        --------
                 ITALY - 0.84%
     300         Mediolanum SpA ...............................            1,640
                                                                        --------
                 JAPAN - 8.39%
     200         Asatsu-Dk, Inc. ..............................            3,950
   1,000         Daiwa Securities Group, Inc. .................            5,369
     100         Sony Corp. ...................................            4,517
     100         Yamanouchi Pharmaceutical
                   Co., Ltd ...................................            2,502
                                                                        --------
                                                                          16,338
                                                                        --------
                 KOREA - 9.02%
      30         Kangwon Land, Inc. ...........................            4,024
     120         Kookmin Bank, ADR ............................            5,578
     100         LG Electronics, Inc. * .......................            3,794
      30         Samsung Electronics Co., Ltd.,
                   GDR 144A ...................................            4,169
                                                                        --------
                                                                          17,565
                                                                        --------
                 NORWAY - 4.33%
     350         Tandberg ASA * ...............................            4,364
     500         Tomra Systems ASA ............................            4,069
                                                                        --------
                                                                           8,433
                                                                        --------
                 SWEDEN - 2.07%
     230         Securitas AB, Class B ........................            4,025
                                                                        --------
                 UNITED KINGDOM - 18.98%
   1,250         ARM Holdings PLC * ...........................            2,881
     550         British Sky Broadcasting
                   Group PLC ..................................            5,148
   1,000         Compass Group PLC ............................            4,930
     200         GlaxoSmithKline PLC ..........................            3,885
   1,500         Hilton Group PLC .............................            4,618
     750         P & O Princess Cruises PLC ...................            5,133
   2,000         Taylor Nelson Sofres PLC .....................            4,922
   3,600         Vodafone Group PLC ...........................            5,457
                                                                        --------
                                                                          36,974
                                                                        --------



  SHARES                                                                   VALUE

                 UNITED STATES - 45.50%
     180         AdvancePCS ...................................         $  4,036
      60         AmerisourceBergen Corp. ......................            4,019
     150         Baxter International, Inc. ...................            5,986
      50         CDW Computer Centers, Inc. * .................            2,390
     125         Citigroup, Inc. ..............................            4,192
     150         Clear Channel Communications,
                   Inc. * .....................................            3,907
     100         Colgate-Palmolive Co. ........................            5,135
     200         Constellation Brands, Inc.,
                   Class A ....................................            5,748
      80         Freddie Mac ..................................            4,956
     300         Hewlett-Packard Co. ..........................            4,245
      80         Lexmark International, Inc. * ................            3,910
      50         Lockheed Martin Corp. ........................            3,206
      80         Microsoft Corp. * ............................            3,838
     100         Noble Corporation ............................            3,240
      60         Omnicom Group, Inc. ..........................            3,199
     150         PepsiCo, Inc. ................................            6,441
     120         Pfizer, Inc. .................................            3,882
      90         Target Corp. .................................            3,002
      60         Trigon Healthcare, Inc. * ....................            6,103
     120         VERITAS Software Corp. * .....................            2,020
     130         Wyeth ........................................            5,187
                                                                        --------
                                                                          88,642
                                                                        --------
                 TOTAL COMMON STOCKS ..........................          188,375
                                                                        --------
                 (Cost $213,058)

TOTAL INVESTMENTS - 96.70% ....................................          188,375
                                                                        --------
                 (Cost $213,058)

NET OTHER ASSETS AND
    LIABILITIES - 3.30% .......................................            6,422
                                                                        --------

TOTAL NET ASSETS - 100.00% ....................................         $194,797
                                                                        ========

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                        PORTFOLIO OF INVESTMENTS

WORLDWIDE GROWTH FUND
JULY 31, 2002 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
--------------------------------------------------------
    Pharmaceuticals.........................       9.56%
    Diversified Financial Services..........       8.29%
    Advertising.............................       6.20%
    Semiconductors..........................       5.23%
    Broadcasting & Cable TV.................       4.65%
    Consumer Electronics....................       4.27%
    Healthcare Distribution & Services......       4.13%
    Diversified Commercial Services.........       3.84%
    Soft Drinks.............................       3.31%
    Managed Health Care.....................       3.13%
    Health Care Equipment...................       3.07%
    Systems Software........................       3.01%
    Distillers & Vintners...................       2.95%
    Banks...................................       2.86%
    Wireless Telecommunication Services.....       2.80%
    Household Products......................       2.64%
    Hotels, Resorts & Cruise................       2.64%
    Telecommunications Equipment............       2.55%
    Restaurants.............................       2.53%
    Casinos & Gaming........................       2.37%
    Electronic Equipment & Instruments......       2.24%
    Computer Hardware.......................       2.18%
    Industrial Machinery....................       2.09%
    Industrial Conglomerates................       2.07%
    Computer Storage & Peripheral...........       2.01%
    Oil & Gas Drilling......................       1.66%
    Aerospace & Defense.....................       1.65%
    General Merchandise Store...............       1.54%
    Computer & Electronic Retail............       1.23%
    Net Other Assets and Liabilities........       3.30%
                                                 -------
                                                 100.00%
                                                 =======

          *  Non-income producing security

        ADR  American Depository Receipt

        GDR  Global Depository Receipts

       144A Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

                                                                      WORLDWIDE
                                                                         GROWTH
                                                                           FUND
===============================================================================
ASSETS:
Investments, at value                                                  $188,375
Cash                                                                     10,931
Dividends receivable                                                        196
Receivable from Investment Adviser                                       44,238
Receivable for investment securities sold                                 1,798
Deferred offering costs                                                     633
Prepaid expenses and other assets                                           805
-------------------------------------------------------------------------------
      Total Assets                                                      246,976
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                               2,502
12b-1 distribution and service fees payable                                 863
Accrued expenses and other payables                                      48,814
-------------------------------------------------------------------------------
      Total Liabilities                                                  52,179
-------------------------------------------------------------------------------
NET ASSETS                                                             $194,797
===============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                        $229,117
Undistributed net investment income                                      17,694
Accumulated net realized gain/(loss) on investments                     (27,333)
Net unrealized appreciation/(depreciation) of
   investments and foreign currency translations                        (24,681)
-------------------------------------------------------------------------------
                                                                       $194,797
===============================================================================
SHARES OUTSTANDING:
Class A Shares                                                           20,011
===============================================================================
Class B Shares                                                            2,512
===============================================================================
Class C Shares                                                            2,512
===============================================================================
CLASS A SHARES:
Net asset value and redemption price per share                            $7.79
-------------------------------------------------------------------------------
Maximum sales charge*                                                     5.75%
Maximum offering price per share                                          $8.27
-------------------------------------------------------------------------------
CLASS B SHARES:
Net asset value and offering price per share                              $7.74
-------------------------------------------------------------------------------
CLASS C SHARES:
Net asset value                                                           $7.74
-------------------------------------------------------------------------------
Maximum sales charge                                                      1.00%
Maximum offering price per share                                          $7.82
===============================================================================
Investments, at cost                                                   $213,058
===============================================================================

* On sales of $50,000 or more, the sales charge will be reduced.

The Fund may impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 2002(*)


                                                                      WORLDWIDE
                                                                         GROWTH
                                                                           FUND
===============================================================================
INVESTMENT INCOME:
Interest                                                                    $73
Dividends                                                                 1,628
Foreign taxes withheld                                                     (133)
-------------------------------------------------------------------------------
      Total Investment Income                                             1,568
-------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                  2,150
12b-1 distribution and service fees:
   Class A Shares                                                           431
   Class B Shares                                                           216
   Class C Shares                                                           216
Transfer agent fees                                                      76,554
Administrative fees                                                      57,960
Accounting fees                                                          49,760
Custodian fees                                                           16,010
Legal fees                                                               15,986
Audit fees                                                               15,389
Trustees' fees and expenses                                              10,558
Registration and filing fees                                              2,028
Printing and postage fees                                                 5,205
Offering expenses                                                         7,468
Miscellaneous fees                                                       15,149
-------------------------------------------------------------------------------
      Total Expenses                                                    275,080
-------------------------------------------------------------------------------
Fees waived and expenses reimbursed by investment advisor              (270,454)
-------------------------------------------------------------------------------
Net Expenses                                                              4,626
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                      (3,058)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
   Investment transactions                                              (27,333)
   Foreign currency transactions                                           (489)
Net change in unrealized appreciation/(depreciation) of:
   Investments                                                          (24,683)
   Translation of other assets and liabilities                                2
-------------------------------------------------------------------------------
Net realized and unrealized gain/(loss)                                 (52,503)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $(55,561)
===============================================================================

(*)  The Henderson Global Funds commenced operations on August 31, 2001.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JULY 31, 2002(*)

                                                                      WORLDWIDE
                                                                         GROWTH
                                                                           FUND
===============================================================================
Net investment loss                                                     $(3,058)
Net realized gain/(loss) on investments and
   foreign currency transactions                                        (27,822)
Net change in unrealized appreciation/(depreciation)
   of investments and foreign
   currency translations                                                (24,681)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    (55,561)

Net increase in net assets from Fund share transactions:
      Class A Shares                                                        112
      Class B Shares                                                        123
      Class C Shares                                                        123
-------------------------------------------------------------------------------

Net decrease in net assets                                              (55,203)

NET ASSETS
Beginning of period                                                     250,000
-------------------------------------------------------------------------------
End of period                                                          $194,797
===============================================================================
Undistributed net investment income                                     $17,694
===============================================================================

(*)  The Henderson Global Funds commenced operations on August 31, 2001.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL STATEMENTS

STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
PERIOD ENDED JULY 31, 2002(*)

                                                                      WORLDWIDE
                                                                         GROWTH
                                                                           FUND
===============================================================================
AMOUNT
CLASS A SHARES:
Sold                                                                       $169
Issued as reinvestment of dividends                                          --
Redeemed                                                                    (57)
-------------------------------------------------------------------------------
Net increase                                                               $112
===============================================================================
CLASS B SHARES:
Sold                                                                       $150
Issued as reinvestment of dividends                                          --
Redeemed                                                                    (27)
-------------------------------------------------------------------------------
Net increase                                                               $123
===============================================================================
CLASS C SHARES:
Sold                                                                       $150
Issued as reinvestment of dividends                                          --
Redeemed                                                                    (27)
-------------------------------------------------------------------------------
Net increase                                                               $123
===============================================================================

SHARES
CLASS A SHARES:
Sold                                                                         17
Issued as reinvestment of dividends                                          --
Redeemed                                                                     (6)
-------------------------------------------------------------------------------
Net increase                                                                 11
===============================================================================
CLASS B SHARES:
Sold                                                                         15
Issued as reinvestment of dividends                                          --
Redeemed                                                                     (3)
-------------------------------------------------------------------------------
Net increase                                                                 12
===============================================================================
CLASS C SHARES:
Sold                                                                         15
Issued as reinvestment of dividends                                          --
Redeemed                                                                     (3)
-------------------------------------------------------------------------------
Net increase                                                                 12
===============================================================================

(*)  The Henderson Global Funds commenced operations on August 31, 2001.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

WORLDWIDE GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
PERIOD ENDED JULY 31, 2002 (a)

                                                                       CLASS A               CLASS B               CLASS C
==========================================================================================================================
Net asset value, beginning of period                                    $10.00                $10.00                $10.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                   (0.11)                (0.17)                (0.17)
   Net realized and unrealized gain/(loss) on investments                (2.10)                (2.09)                (2.09)
--------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                   (2.21)                (2.26)                (2.26)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                   0.00                  0.00                  0.00
--------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                 0.00                  0.00                  0.00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $7.79                 $7.74                 $7.74
==========================================================================================================================
Total Return (b)                                                      (22.10)%              (22.60)%              (22.60)%
==========================================================================================================================
Net assets, end of period (000)                                           $156                   $19                   $19
Ratio of operating expenses to average net assets (c)                    2.00%                 2.75%                 2.75%
Ratio of net investment loss to average net assets (c)                 (1.27)%               (2.02)%               (2.02)%
Portfolio turnover rate (%)                                               100%                  100%                  100%
Ratio of operating expenses to average net assets
   without waivers and/or expenses reimbursed (c)                      127.80%               128.55%               128.55%

(a) The Henderson Global Funds commenced operations on August 31, 2001. Per share numbers for this period have been calculated using the average share method.

(b) The return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)  Annualized.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

Henderson Global Funds (the "Trust") was organized on May 11, 2001, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among four series, one of which is included in this report. Henderson Worldwide Growth Fund ("Worldwide Growth") (the "Fund") is a non-diversified series of the Trust. The Fund offers three classes of shares. Class A shares generally provide for a front-end sales charge, Class B shares provide for a contingent deferred sales charge and Class C shares provide for both a front-end sales charge and a contingent deferred sales charge. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

SECURITY VALUATION

Securities traded on a recognized stock exchange (or The Nasdaq Stock Market, Inc. system) are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Withholding taxes on foreign dividends are accrued for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Securities gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

FOREIGN CURRENCY TRANSLATION

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS

Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The Fund did not invest in forward foreign currency contracts for the period ended July 31, 2002.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

EXPENSES

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust based on net assets or on another reasonable basis.

FEDERAL INCOME TAXES

The Trust's policy is that each Fund comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2002, the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $7,582, that may be applied against future taxable capital gains until its expiration date on July 31, 2010.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

Accordingly, at July 31, 2002, the Fund reclassified $(21,241), $20,752 and $489, respectively, between paid-in capital, undistributed net investment income and accumulated net realized gain/loss. These reclassifications relate to the deductibility of certain expenses and the character of realized gains/losses on foreign currency transactions for tax purposes and had no impact on the net asset value of the Fund.

The Fund did not pay any distributions to shareholders during the period ended July 31, 2002. As of July 31, 2002, the components of distributable earnings on a tax basis were $17,694 for Undistributed Ordinary Income and $(24,681) for Unrealized Appreciation/Depreciation.

Net realized gains/losses may differ for book basis and tax basis reporting purposes due to post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

DEFERRED OFFERING COSTS

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. ("HGINA") acts as the Fund's investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Global Investors (Holdings) plc, which is an indirect wholly-owned subsidiary of AMP Limited. HGINA supervises the investments of the Fund and receives a management fee for such services. The fee is calculated daily and paid monthly based on 1.00% of the Fund's average net assets.

Pursuant to a separate Expense Limitation Agreement, HGINA has agreed through August 31, 2004, to waive or limit its advisory fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual expenses, less distribution and service fees, to 1.75% of average daily net assets. Until August 31, 2006, HGINA may recover reimbursed expenses from the Fund if the Fund's expense ratio falls below the expense limitation. The amount of potentially recoverable expenses at July 31, 2002 was $283,966, which includes $13,512 of organizational expenses reimbursed prior to commencement of operations.

Henderson Investment Management Limited ("HIML") is the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement. HIML is a direct wholly-owned subsidiary of Henderson Global Investors (Holdings) plc. HIML receives a fee for its services, paid by HGINA from its management fee, calculated based on 0.90% of the Fund's average daily net assets.

HENDERSON GLOBAL FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS

Trustees who are not interested persons of the Trust or HGINA receive compensation from the Fund, which is reflected as Trustees' fees in the Statement of Operations. Certain officers of the Trust are also officers of HGINA. All officers serve without direct compensation from the Trust.

At July 31, 2002, HGINA owned 20,000 Class A Shares, 2,500 Class B Shares and 2,500 Class C Shares.

NOTE 4. DISTRIBUTION

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, the Fund pays the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Fund and its shareholders.

NOTE 5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the Fund during the period ended July 31, 2002, were $443,705 and $203,313, respectively.

The U.S. federal income tax cost basis of the Fund's investments at July 31, 2002, and the gross unrealized appreciation and depreciation, were $213,058, $8,000 and $(32,683), respectively.

NOTE 6. SIGNIFICANT CONCENTRATIONS

The Fund invests a substantial percentage of its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

The Fund may invest a high percentage of its net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Fund's net assets and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

NOTE 7. LINE OF CREDIT

The Fund may borrow from a $10,000,000 committed line of credit. Proceeds of loans may only be used to finance shareholder redemptions or to temporarily finance the purchase or sale of securities for prompt delivery provided the loan is repaid promptly in the ordinary course of business upon the completion of such purchase or sale transaction. Borrowings by any one Fund in the Trust may not exceed the lesser of (a) $10,000,000 or (b) 10% of the net assets of the Fund for which the loan is extended. In addition, the aggregate outstanding amount of all loans to all Funds in the Trust may not exceed $10,000,000. Interest is charged to the Funds based on their borrowings at an annual rate equal to the overnight federal funds rate plus 0.50%. The Trust also pays a commitment fee of 0.10% per annum on the daily unused portion of the committed line which is allocated proportionately to the Funds. The Fund had no borrowings outstanding at July 31, 2002, nor at any time during the period then ended.

NOTE 8. REDEMPTION FEE

The Fund may impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase. The fee, which is not a sales charge, is retained by the Fund and not paid to HGINA or its affiliates. Redemption fees are included in redemptions on the Statement of Changes in Net Assets.

HENDERSON GLOBAL FUNDS

                                                  REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Henderson Global Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Henderson Worldwide Growth Fund (the "Fund"), one of the four funds comprising the Henderson Global Funds, as of July 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the period from August 31, 2001 (commencement of operations) through July 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Henderson Worldwide Growth Fund at July 31, 2002, and the results of its operations, changes in its net assets and financial highlights for the period from August 31, 2001 through July 31, 2002 in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Chicago, Illinois
September 10, 2002

HENDERSON GLOBAL FUNDS

                                                           TRUSTEES AND OFFICERS
                                                           (UNAUDITED)

                                           TERM OF                                                  OTHER
   NAME, ADDRESS           POSITION WITH   OFFICE AND      PRINCIPAL OCCUPATION(S)                  DIRECTORSHIPS
   AND AGE                 THE TRUST**     TIME SERVED     DURING PAST FIVE YEARS                   HELD
----------------------------------------------------------------------------------------------------------------------------
   INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
   Roland C. Baker, 64     Trustee         Since 2001      President and Chief Executive Officer,   Director, The
                                                           First Penn-Pacific Life Insurance Co.    Rittenhouse Trust
                                                           (retired 2001).                          (banking; money
                                                                                                    management).

   C. Gary Gerst, 63       Trustee         Since 2001      Chairman Emeritus, Jones Lang LaSalle,   Chairman and Trustee,
                                                           formerly LaSalle Partners Ltd. (real     Harris Insight Funds
                                                           estate investment management and         Trust; Director, Florida
                                                           consulting firm).                        Office Property Company
                                                                                                    Inc. (real estate
                                                                                                    investment fund).

   +Faris F. Chesley, 63   Trustee         Since 2002      Chairman, Chesley, Taft & Associates, LCC
                                                           since 2001; Vice Chairman, ABN-AMRO, Inc.,
                                                           1998-2001; Director, Modern Educational
                                                           Systems, 1992-1999.

----------------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------------------------------------------------------------------------------------------------

   *Charles H.             Chairman        Since 2001      Managing Director, Henderson Global
   Wurtzebach, 53          and Trustee                     Investors (North America) Inc.
                                                           ("HGINA") since 1999; President and
                                                           Chief Executive Officer, Heitman Capital
                                                           Management, 1996-1998.

   *Sean                   Trustee and     Since 2001      Director, North American Retail
   Dranfield, 36           President                       Distribution, HGINA since 1999; Executive
                                                           Director, North American Business
                                                           Development, Henderson Investment
                                                           Management Limited, since 1999; Director,
                                                           International Business Development,
                                                           Henderson Global Investors, 1995-1999.

   Audre J. Melsbakas, 39  Vice President  Since 2001      Director, Product Management, HGINA
                                                           since 2001; Vice President, Product
                                                           Management, Black Rock Funds, 1999-2001;
                                                           Principal, Jones Lang LaSalle and
                                                           Vice President, LaSalle Partner Funds,
                                                           1996-1999.

   Scott E. Volk, 31       Treasurer       Since 2001      Director, Retail Finance and Operations
                                                           since 2002 and Finance Manager 2001-
                                                           2002, HGINA; Vice President, Financial
                                                           Services, BISYS Fund Services, 1999-2001;
                                                           Mutual Fund Treasurer, Stein Roe &
                                                           Farnham Mutual Funds, 1997-1999.

   Ann M. Casey, 36        Assistant       Since 2001      Treasurer, The China Fund Inc.; Treasurer,
                           Treasurer                       The Holland Balanced Fund; Vice President,
                                                           Senior Director of Fund Administration,
                                                           State Street Corporation since 2000;
                                                           Assistant Vice President, Director of Fund
                                                           Administration, State Street Corporation,
                                                           1999-2000; Assistant Secretary, Assistant
                                                           Director of Fund Administration, State Street
                                                           Corporation, 1997-1999.

                                       15


HENDERSON GLOBAL FUNDS

                                                           TRUSTEES AND OFFICERS
                                                           (UNAUDITED)

                                           TERM OF                                                  OTHER
   NAME, ADDRESS           POSITION WITH   OFFICE AND      PRINCIPAL OCCUPATION(S)                  DIRECTORSHIPS
   AND AGE                 THE TRUST**     TIME SERVED     DURING PAST FIVE YEARS                   HELD
----------------------------------------------------------------------------------------------------------------------------
   INTERESTED TRUSTEES AND OFFICERS OF THE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

   Brian C. Booker, 36     Secretary       Since 2001      Senior Legal Counsel and Corporate
                                                           Secretary, since 2001 and Manager, Legal
                                                           and Compliance, HGINA, 2000-2001;
                                                           Attorney, Vedder, Price, Kaufman &
                                                           Kammholz, 1998-2000; Attorney, Waller,
                                                           Lansden, Dortch & Davis, 1996-1998.

   Heidemarie              Assistant       Since 2001      Legal Counsel, HGINA, since 2001; Attorney,
   Gregoriev, 31           Secretary                       Gardner, Carton & Douglas, 1997-2001.


* Trustees with an asterisk by their names are interested persons of the Trust because of their employment relationship with Henderson Global Investors (North
America) Inc., or "HGINA", the investment adviser to the Funds.

** Currently, all Trustees oversee all four series of the Trust.

+ Mr. Chesley became a Trustee effective August 1, 2002.

THE STATEMENT OF ADDITIONAL INFORMATION FOR HENDERSON GLOBAL FUNDS INCLUDES
ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND IS AVAILABLE WITHOUT CHARGE BY
CALLING 1.866.4HENDERSON (1.866.443.6337).

HENDERSON GLOBAL FUNDS

TRUSTEES
Charles H. Wurtzebach, Chairman
Roland C. Baker
Faris F. Chesley
Sean Dranfield
C. Gary Gerst

OFFICERS
Sean Dranfield, President
Audre J. Melsbakas, Vice President
Scott E. Volk, Treasurer
Ann M. Casey, Assistant Treasurer
Brian C. Booker, Secretary
Heidemarie Gregoriev, Assistant Secretary

INVESTMENT ADVISER
Henderson Global Investors (North America) Inc.
737 North Michigan Avenue, Suite 1950
Chicago, IL 60611

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

FOR MORE INFORMATION
Please call 1.866.4HENDERSON
           (1.866.443.6337)
or visit our website:
           www.hendersonglobalfunds.com

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectuses. The views expressed in this report and information about the Funds' portfolio holdings are for the period covered by this report and are subject to change hereafter.

Henderson Global Funds
737 N. Michigan Avenue, Suite 1950
Chicago, IL 60611
1.866.4HENDERSON (1.866.443.6337)
www.hendersonglobalfunds.com

Forum Fund Services, LLC, Distributor (September 2002)